CONSOLIDATED BALANCE SHEETS - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash		$ 697,629	$ 0
Prepaid expenses		138,937	2,400
Total current assets		836,566	2,400
Deferred offering costs		0	22,817
Investments held in trust account		203,318,154	0
Total Assets		204,154,720	25,217
Current liabilities:
Accrued expenses		414,281	30,070
Total current liabilities		472,203	265,876
Deferred underwriting fee payable		8,000,000	0
Total Liabilities		8,472,203	265,876
Commitments and Contingencies (Note 6)
Shareholders’ Deficit
Preferred shares, no par value; 5,000,000 shares authorized; none issued and outstanding as of December 31, 2025 and 2024		0	0
Additional paid-in capital		0	25,000
Accumulated deficit		(7,635,637)	(265,659)
Total Shareholders’ Deficit		(7,635,637)	(240,659)
Total Liabilities, Shares Subject to Redemption and Shareholders’ Deficit		204,154,720	25,217
Class A ordinary shares
Current liabilities:
Class A ordinary shares subject to possible redemption, no par value; 100,000,000 shares authorized; 20,000,000 shares issued and outstanding at redemption value of $10.17 per share and nil share issued and outstanding as of December 31, 2025 and 2024, respectively		203,318,154	0
Shareholders’ Deficit
Ordinary shares		0	0
Class B ordinary shares
Shareholders’ Deficit
Ordinary shares	[1],[2]	0	0
Related Party
Current liabilities:
Due to related party		57,922	0
Promissory note - related party		$ 0	$ 235,806

[1]
(2)On November 9, 2022, 3,737,500 Class B ordinary shares were issued to the Sponsor for $25,000. On October 2, 2024, the Company issued 5,750,000 Class B ordinary shares to the Sponsor for $25,000, and immediately repurchased the 3,737,500 initial shares from the Sponsor for $25,000, resulting in 5,750,000 Class B ordinary shares outstanding after the repurchase. In May 2025, the Sponsor paid $25,000, or approximately $0.003 per share, in exchange for 7,666,667 founder shares (of which an aggregate of up to 1,000,000 shares are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters), and subsequently 5,750,000 of the founder shares were repurchased by the Company for an aggregate purchase price of $25,000 (see Note 5).

[2]	All share data has been retroactively restated to reflect the Sponsor’s forfeiture of 1,000,000 founder shares on September 15, 2025 for no consideration as the underwriters of the IPO did not exercise the over-allotment option (see Note 5).